AB Global Risk Allocation Fund, Inc.

Consolidated Portfolio of Investments

February 28, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

INFLATION-LINKED SECURITIES – 42.5%
United States – 42.5%
U.S. Treasury Inflation Index 0.375%, 07/15/2025 (TIPS)	U.S.$	59,511	$57,632,660
0.375%, 01/15/2027 (TIPS)		6,918	6,558,238
0.50%, 01/15/2028 (TIPS)		18,664	17,624,156

Total Inflation-Linked Securities (cost $84,257,007)			81,815,054

	Shares

COMMON STOCKS – 33.1%
Information Technology – 5.6%
Communications Equipment – 0.3%
Cisco Systems, Inc.		2,148	104,006
F5, Inc.(a)		462	66,057
Juniper Networks, Inc.		2,077	63,930
Motorola Solutions, Inc.		840	220,760
Nokia Oyj		5,115	23,665
Telefonaktiebolaget LM Ericsson - Class B		4,594	25,440

			503,858

Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp. - Class A		2,168	168,063
Arrow Electronics, Inc.(a)		775	91,442
Avnet, Inc.		1,566	70,016
CDW Corp./DE		1,016	205,659
Corning, Inc.		2,176	73,875
Flex Ltd.(a)		3,294	74,972
Hexagon AB - Class B		5,852	64,855
TE Connectivity Ltd.		878	111,787
Teledyne Technologies, Inc.(a)		130	55,909
Trimble, Inc.(a)		1,320	68,719
Vontier Corp.		269	7,040

			992,337

IT Services – 1.4%
Accenture PLC - Class A		613	162,782
Akamai Technologies, Inc.(a)		806	58,516
Amadeus IT Group SA(a)		787	49,489
Atos SE(a)		247	3,493
Automatic Data Processing, Inc.		831	182,670
Black Knight, Inc.(a)		362	21,575
Broadridge Financial Solutions, Inc.		1,174	165,276
Capgemini SE		360	67,513
CGI, Inc.(a)		1,595	143,006
Cognizant Technology Solutions Corp. - Class A		1,099	68,830
DXC Technology Co.(a)		635	17,615
Edenred		463	26,061
Fidelity National Information Services, Inc.		1,949	123,508
Fiserv, Inc.(a)		2,368	272,533
FleetCor Technologies, Inc.(a)		249	53,483
Gartner, Inc.(a)		575	188,491

Company	Shares	U.S. $ Value

Global Payments, Inc.	1,430	$160,446
International Business Machines Corp.	502	64,909
Kyndryl Holdings, Inc.(a)	100	1,569
Mastercard, Inc. - Class A	649	230,583
Paychex, Inc.	1,472	162,509
PayPal Holdings, Inc.(a)	1,263	92,957
Sabre Corp.(a)	2,420	12,245
VeriSign, Inc.(a)	824	162,188
Visa, Inc. - Class A	718	157,917
Western Union Co. (The)	3,117	40,396
Worldline SA/France(a) (b)	725	30,198

		2,720,758

Semiconductors & Semiconductor Equipment – 1.3%
Advanced Micro Devices, Inc.(a)	3,412	268,115
Analog Devices, Inc.	1,478	271,169
Applied Materials, Inc.	967	112,317
ASML Holding NV	269	165,800
Broadcom, Inc.	205	121,829
Infineon Technologies AG	1,599	56,567
Intel Corp.	1,884	46,968
KLA Corp.	609	231,042
Lam Research Corp.	384	186,628
Marvell Technology, Inc.	2,554	115,313
Microchip Technology, Inc.	1,578	127,865
Micron Technology, Inc.	1,172	67,765
NVIDIA Corp.	1,024	237,732
NXP Semiconductors NV	516	92,096
Qorvo, Inc.(a)	444	44,795
QUALCOMM, Inc.	984	121,553
Skyworks Solutions, Inc.	431	48,087
STMicroelectronics NV	1,365	65,386
Texas Instruments, Inc.	847	145,218

		2,526,245

Software – 1.8%
Adobe, Inc.(a)	449	145,453
ANSYS, Inc.(a)	635	192,792
Autodesk, Inc.(a)	395	78,483
BlackBerry Ltd.(a)	2,745	10,662
Cadence Design Systems, Inc.(a)	1,796	346,520
Cerence, Inc.(a)	343	9,391
Constellation Software, Inc./Canada	106	182,259
Dassault Systemes SE	3,230	124,646
Fortinet, Inc.(a)	5,115	304,036
Gen Digital, Inc.	1,835	35,801
Intuit, Inc.	570	232,093
Microsoft Corp.	995	248,173
Open Text Corp.	1,658	57,073
Oracle Corp.	1,536	134,246
Palo Alto Networks, Inc.(a)	891	167,838
Roper Technologies, Inc.	184	79,157
Sage Group PLC (The)	5,404	48,691
Salesforce, Inc.(a)	534	87,368
SAP SE	466	52,943

Company	Shares	U.S. $ Value

ServiceNow, Inc.(a)	428	$184,969
Splunk, Inc.(a)	575	58,937
Synopsys, Inc.(a)	974	354,302
VMware, Inc. - Class A(a)	1,129	124,337
Workday, Inc. - Class A(a)	384	71,220

		3,331,390

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.	1,628	239,984
Dell Technologies, Inc. - Class C	1,368	55,596
Hewlett Packard Enterprise Co.	3,043	47,501
HP, Inc.	2,579	76,132
Lumine Group, Inc.(a) (b) (c) (d)	318	3,813
NetApp, Inc.	1,082	69,843
Seagate Technology Holdings PLC	978	63,140
Topicus.com, Inc.(a)	197	12,809
Western Digital Corp.(a)	465	17,893
Xerox Holdings Corp.	1,717	28,313
		615,024

		10,689,612

Financials – 4.7%
Banks – 1.0%
ABN AMRO Bank NV(b)	1,125	19,852
Banco Bilbao Vizcaya Argentaria SA	3,189	24,788
Banco de Sabadell SA	16,277	21,261
Banco Santander SA	3,967	15,620
Bank of America Corp.	1,350	46,305
Bank of Ireland Group PLC	2,334	25,714
Bank of Montreal	747	70,797
Bank of Nova Scotia (The)	862	42,604
Bankinter SA	3,395	23,881
Barclays PLC	10,110	21,217
BNP Paribas Emissions- und Handelsgesellschaft mbH	1,574	22,028
BNP Paribas SA	331	23,141
CaixaBank SA	8,772	37,666
Canadian Imperial Bank of Commerce	1,168	53,414
Citigroup, Inc.	564	28,589
Citizens Financial Group, Inc.	745	31,111
Comerica, Inc.	403	28,250
Commerzbank AG(a)	2,045	24,919
Credit Agricole SA	1,641	20,000
Danske Bank A/S	858	19,925
DNB Bank ASA	1,818	36,278
Erste Group Bank AG	821	32,227
Fifth Third Bancorp	1,167	42,362
First Citizens BancShares, Inc./NC - Class A	43	31,552
First Republic Bank/CA	402	49,450
HSBC Holdings PLC	5,317	40,728
Huntington Bancshares, Inc./OH	2,387	36,569
Intesa Sanpaolo SpA	18,206	49,179
JPMorgan Chase & Co.	448	64,221
KBC Group NV	411	30,692
KeyCorp	1,685	30,819
Lloyds Banking Group PLC	36,308	22,930

Company	Shares	U.S. $ Value

M&T Bank Corp.	648	$100,628
National Bank of Canada	1,132	83,143
NatWest Group PLC	6,427	22,578
Nedbank Group Ltd.	441	5,537
Nordea Bank Abp (Helsinki)	88	1,114
Nordea Bank Abp (Stockholm)	3,090	39,157
PNC Financial Services Group, Inc. (The)	291	45,955
Raiffeisen Bank International AG(a)	1,044	17,430
Regions Financial Corp.	1,804	42,069
Royal Bank of Canada	718	72,900
Signature Bank/New York NY	215	24,736
Skandinaviska Enskilda Banken AB - Class A	3,315	41,476
Societe Generale SA	422	12,162
Standard Chartered PLC	2,940	27,819
Svenska Handelsbanken AB - Class A	2,923	31,004
Swedbank AB - Class A	1,696	34,653
Toronto-Dominion Bank (The)	1,045	69,577
Truist Financial Corp.	1,653	77,608
UniCredit SpA	1,079	22,075
US Bancorp	800	38,184
Wells Fargo & Co.	690	32,271

		1,910,165

Capital Markets – 1.3%
3i Group PLC	4,463	87,315
Abrdn PLC	11,793	31,773
Affiliated Managers Group, Inc.	225	35,867
Ameriprise Financial, Inc.	250	85,717
Bank of New York Mellon Corp. (The)	853	43,401
BlackRock, Inc.	109	75,148
Brookfield Asset Management Ltd. - Class A (Canada)	470	15,814
Brookfield Asset Management Ltd. - Class A (United States)	10	336
Brookfield Corp. (Canada)	1,867	62,119
Brookfield Corp. (United States)	41	1,363
Charles Schwab Corp. (The)	1,564	121,867
CI Financial Corp.	2,261	24,805
CME Group, Inc.	377	69,881
Credit Suisse Group AG (REG)	1,684	5,077
Deutsche Bank AG (REG)	1,113	13,876
Deutsche Boerse AG	355	61,903
Franklin Resources, Inc.(a)	837	24,666
Goldman Sachs Group, Inc. (The)	162	56,967
Hargreaves Lansdown PLC	1,868	18,613
IGM Financial, Inc.	1,289	39,223
Intercontinental Exchange, Inc.	727	74,009
Invesco Ltd.	1,109	19,585
Investec PLC	4,737	30,244
Jefferies Financial Group, Inc.	1,464	55,325
Julius Baer Group Ltd.	634	42,033
London Stock Exchange Group PLC	1,249	111,438
Moody’s Corp.	325	94,299
Morgan Stanley	1,891	182,481
MSCI, Inc.	361	188,496
Nasdaq, Inc.	2,259	126,639
Ninety One PLC	3,019	7,648
Northern Trust Corp.	412	39,251
Onex Corp.	648	34,649
Partners Group Holding AG	68	64,391

Company	Shares	U.S. $ Value

Quilter PLC(b)	2,789	$3,090
Raymond James Financial, Inc.	627	68,004
S&P Global, Inc.	625	213,250
Schroders PLC	5,552	33,140
SEI Investments Co.	695	41,874
St. James’s Place PLC	2,130	32,790
State Street Corp.	421	37,334
T. Rowe Price Group, Inc.	627	70,400
UBS Group AG (REG)	1,814	39,428

		2,485,529

Consumer Finance – 0.2%
Ally Financial, Inc.	1,228	36,901
American Express Co.	516	89,779
Bread Financial Holdings, Inc.	215	8,830
Capital One Financial Corp.	376	41,014
Discover Financial Services	568	63,616
Navient Corp.	1,339	24,169
Provident Financial PLC	1,368	3,650
Synchrony Financial	1,033	36,888

		304,847

Diversified Financial Services – 0.3%
Berkshire Hathaway, Inc. - Class B(a)	231	70,497
Element Fleet Management Corp.	3,194	45,622
Eurazeo SE	635	42,729
EXOR NV(a) (c) (d)	480	39,580
Groupe Bruxelles Lambert NV	1,242	104,261
Industrivarden AB - Class A	44	1,209
Industrivarden AB - Class C	1,828	50,118
Investor AB - Class B	3,608	69,693
Jackson Financial, Inc. - Class A	38	1,724
Kinnevik AB - Class B(a)	1,368	20,345
L E Lundbergforetagen AB - Class B	856	39,713
M&G PLC	1,555	4,005
Voya Financial, Inc.(e)	775	57,730
Wendel SE	294	33,343

		580,569

Insurance – 1.9%
Admiral Group PLC	1,243	32,892
Aegon NV	4,545	23,649
Aflac, Inc.	1,388	94,592
Ageas SA/NV	832	37,547
Allianz SE (REG)	222	52,129
Allstate Corp. (The)	643	82,806
American International Group, Inc.	720	43,999
Aon PLC - Class A	435	132,262
Arch Capital Group Ltd.(a)	1,779	124,530
Arthur J Gallagher & Co.	958	179,481
Assicurazioni Generali SpA	1,915	37,877
Assurant, Inc.	420	53,504
Aviva PLC	3,940	21,167
Axis Capital Holdings Ltd.	710	43,111
Baloise Holding AG (REG)	288	47,960
Brighthouse Financial, Inc.(a)	60	3,470
Brookfield Reinsurance Ltd.(a)	12	402

Company	Shares	U.S. $ Value

Chubb Ltd.	371	$78,288
Cincinnati Financial Corp.	705	85,094
Direct Line Insurance Group PLC	8,791	19,031
Everest Re Group Ltd.	214	82,170
F&G Annuities & Life, Inc.	80	1,630
Fairfax Financial Holdings Ltd.	85	59,427
Fidelity National Financial, Inc.	1,183	47,154
Gjensidige Forsikring ASA	2,409	42,699
Globe Life, Inc.(a)	598	72,771
Great-West Lifeco, Inc.	2,017	55,033
Hannover Rueck SE	383	74,378
Hartford Financial Services Group, Inc. (The)	878	68,730
iA Financial Corp., Inc.	1,008	67,668
Intact Financial Corp.	960	137,904
Legal & General Group PLC	13,473	41,471
Lincoln National Corp.	446	14,147
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,395	3,374
Loews Corp.	1,014	61,945
Manulife Financial Corp.	2,171	42,927
Mapfre SA	8,898	19,090
Markel Corp.(a)	39	51,865
Marsh & McLennan Cos., Inc.	753	122,091
MetLife, Inc.	661	47,414
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (REG)	212	73,029
NN Group NV	985	39,869
Old Mutual Ltd.	9,763	6,337
Poste Italiane SpA(b)	5,111	55,111
Power Corp. of Canada	3,725	99,424
Principal Financial Group, Inc.	589	52,751
Progressive Corp. (The)	1,147	164,617
Prudential Financial, Inc.	336	33,600
Prudential PLC	1,555	23,765
Reinsurance Group of America, Inc.	376	54,321
RenaissanceRe Holdings Ltd.	388	83,381
Sampo Oyj - Class A	886	43,131
SCOR SE	791	19,416
Sun Life Financial, Inc.	1,344	64,949
Swiss Life Holding AG (REG)	132	79,431
Swiss Re AG	469	48,995
Travelers Cos., Inc. (The)	464	85,896
Trisura Group Ltd.(a)	28	711
Tryg A/S	4,038	89,456
UnipolSai Assicurazioni SpA	12,165	30,947
Unum Group	830	36,977
Willis Towers Watson PLC	352	82,495
WR Berkley Corp.(a)	1,653	109,412
Zurich Insurance Group AG	154	73,050

		3,758,750

Mortgage Real Estate Investment Trusts (REITs) – 0.0%
AGNC Investment Corp.	2,408	26,175
Annaly Capital Management, Inc.	914	18,901

		45,076

Thrifts & Mortgage Finance – 0.0%
New York Community Bancorp, Inc.	3,312	29,411

		9,114,347

Company	Shares	U.S. $ Value

Health Care – 3.8%
Biotechnology – 0.4%
AbbVie, Inc.	1,379	$212,228
Alkermes PLC(a)	331	8,851
Amgen, Inc.	320	74,131
Biogen, Inc.(a)	169	45,606
BioMarin Pharmaceutical, Inc.(a)	341	33,960
Genmab A/S(a)	279	104,974
Gilead Sciences, Inc.	703	56,613
Grifols SA(a)	2,271	27,666
Idorsia Ltd.(a)	213	2,813
Incyte Corp.(a)	189	14,549
Regeneron Pharmaceuticals, Inc.(a)	66	50,188
Seagen, Inc.(a)	303	54,446
United Therapeutics Corp.(a)	217	53,391
Vertex Pharmaceuticals, Inc.(a)	246	71,411

		810,827

Health Care Equipment & Supplies – 1.1%
Abbott Laboratories	1,269	129,083
Alcon, Inc.	184	12,546
Align Technology, Inc.(a)	301	93,160
Arjo AB - Class B	2,759	10,451
Baxter International, Inc.	1,040	41,548
Becton Dickinson and Co.	362	84,907
Boston Scientific Corp.(a)	1,769	82,648
Coloplast A/S - Class B	742	85,735
Cooper Cos., Inc. (The)	246	80,435
Demant A/S(a)	2,432	72,729
DENTSPLY SIRONA, Inc.	989	37,651
Dexcom, Inc.(a)	1,720	190,937
Edwards Lifesciences Corp.(a)	960	77,222
Embecta Corp.	72	2,300
EssilorLuxottica SA	493	85,463
GE Healthcare, Inc.(a)	66	5,016
Getinge AB - Class B	2,759	59,300
Hologic, Inc.(a)	1,129	89,914
IDEXX Laboratories, Inc.(a)	330	156,169
Intuitive Surgical, Inc.(a)	549	125,935
Koninklijke Philips NV	488	7,967
Medtronic PLC	683	56,552
ResMed, Inc.	778	165,714
Smith & Nephew PLC	4,175	59,571
Sonova Holding AG (REG)	435	106,982
Stryker Corp.	486	127,760
Teleflex, Inc.(a)	270	64,322
Zimmer Biomet Holdings, Inc.	375	46,451
Zimvie, Inc.(a)	37	421

		2,158,889

Health Care Providers & Services – 0.8%
AmerisourceBergen Corp.	482	74,980

Company	Shares	U.S. $ Value

Cardinal Health, Inc.	702	$53,149
Centene Corp.(a)	956	65,390
Cigna Corp. (The)	492	143,713
CVS Health Corp.	1,161	96,990
DaVita, Inc.(a)	632	51,988
Elevance Health, Inc.	274	128,690
Fresenius Medical Care AG & Co. KGaA	755	29,502
Fresenius SE & Co. KGaA	693	19,070
HCA Healthcare, Inc.	514	125,133
Henry Schein, Inc.(a)	702	54,974
Humana, Inc.	169	83,658
Laboratory Corp. of America Holdings	407	97,420
McKesson Corp.	241	84,304
Mediclinic International PLC	5,230	31,321
Patterson Cos., Inc.	1,039	27,554
Pediatrix Medical Group, Inc.(a)	637	10,026
Quest Diagnostics, Inc.	556	76,928
UnitedHealth Group, Inc.	310	147,541
Universal Health Services, Inc. - Class B	362	48,352

		1,450,683

Life Sciences Tools & Services – 0.6%
Agilent Technologies, Inc.	816	115,847
Danaher Corp.	776	192,083
Eurofins Scientific SE	1,160	80,846
Illumina, Inc.(a)	183	36,454
IQVIA Holdings, Inc.(a)	646	134,672
Lonza Group AG (REG)	278	165,588
Mettler-Toledo International, Inc.(a)	105	150,540
QIAGEN NV(a)	1,521	70,011
Thermo Fisher Scientific, Inc.	346	187,449
Waters Corp.(a)	286	88,914

		1,222,404

Pharmaceuticals – 0.9%
AstraZeneca PLC	729	94,973
AstraZeneca PLC (Sponsored ADR)	492	32,069
Bausch Health Cos., Inc.(a)	834	7,769
Bayer AG (REG)	526	31,235
Bristol-Myers Squibb Co.	1,220	84,131
Eli Lilly & Co.	693	215,675
Euroapi SA(a)	26	426
GSK PLC	2,919	50,005
Hikma Pharmaceuticals PLC	2,641	55,101
Jazz Pharmaceuticals PLC(a)	223	31,309
Johnson & Johnson	554	84,906
Merck & Co., Inc.	863	91,685
Merck KGaA	536	101,568
Novartis AG (REG)	923	77,680
Novo Nordisk A/S - Class B	1,284	181,372
Organon & Co.	86	2,106
Orion Oyj - Class B	948	44,671
Perrigo Co. PLC	428	16,131
Pfizer, Inc.	2,016	81,789
Roche Holding AG (Genusschein)	268	77,275
Sanofi	604	56,473

Company	Shares	U.S. $ Value

Takeda Pharmaceutical Co., Ltd. (Sponsored ADR)	1,184	$18,174
UCB SA	558	47,970
Viatris, Inc.	1,277	14,558
Zoetis, Inc.	996	166,332

		1,665,383

		7,308,186

Industrials – 3.6%
Aerospace & Defense – 0.5%
Airbus SE	181	23,706
Babcock International Group PLC(a)	1,434	5,661
BAE Systems PLC	2,639	28,502
Boeing Co. (The)(a)	219	44,139
Bombardier, Inc. - Class B(a)	292	14,571
CAE, Inc.(a)	2,809	63,344
Dassault Aviation SA	110	18,910
General Dynamics Corp.	241	54,926
Howmet Aerospace, Inc.	824	34,756
Huntington Ingalls Industries, Inc.	180	38,736
L3Harris Technologies, Inc.	1,019	215,203
Leonardo SpA	684	7,674
Lockheed Martin Corp.	198	93,904
Northrop Grumman Corp.	198	91,894
Raytheon Technologies Corp.	1,280	125,555
Rolls-Royce Holdings PLC(a)	5,507	9,595
Safran SA	174	24,569
Textron, Inc.	720	52,222
Thales SA	192	26,842
TransDigm Group, Inc.	93	69,180

		1,043,889

Air Freight & Logistics – 0.2%
CH Robinson Worldwide, Inc.	534	53,379
Deutsche Post AG (REG)	500	21,145
DSV A/S	295	53,603
Expeditors International of Washington, Inc.	744	77,793
FedEx Corp.	189	38,409
International Distributions Services PLC	3,581	10,071
Kuehne & Nagel International AG (REG)	139	35,589
United Parcel Service, Inc. - Class B	471	85,953

		375,942

Airlines – 0.1%
American Airlines Group, Inc.(a)	507	8,102
Delta Air Lines, Inc.(a)	566	21,701
Deutsche Lufthansa AG (REG)(a)	1,312	13,593
easyJet PLC(a)	1,301	7,574
International Consolidated Airlines Group SA(a)	4,711	8,800
Southwest Airlines Co.	528	17,730
United Airlines Holdings, Inc.(a)	315	16,367

		93,867

Building Products – 0.2%
A O Smith Corp.	711	46,663

Company	Shares	U.S. $ Value

Assa Abloy AB - Class B	848	$20,635
Carrier Global Corp.	587	26,433
Cie de Saint-Gobain	254	15,093
Fortune Brands Innovations, Inc.	681	42,188
Geberit AG (REG)	50	26,985
Johnson Controls International PLC	1,024	64,225
Masco Corp.	1,061	55,628
Masterbrand, Inc.(a)	681	6,633
Otis Worldwide Corp.	293	24,794
Resideo Technologies, Inc.(a)	63	1,155

		330,432

Commercial Services & Supplies – 0.3%
Cintas Corp.	386	169,249
G4S PLC(a) (c) (d)	3,969	11,697
ISS A/S(a)	413	9,002
Republic Services, Inc.	966	124,546
Securitas AB - Class B	2,207	19,006
Societe BIC SA	160	10,350
Stericycle, Inc.(a)	372	17,737
Waste Connections, Inc.	891	119,323
Waste Management, Inc.	916	137,180

		618,090

Construction & Engineering – 0.1%
ACS Actividades de Construccion y Servicios SA	567	17,189
Bouygues SA	319	10,794
Eiffage SA	192	21,072
Epiroc AB - Class A	436	8,379
Epiroc AB - Class B	520	8,555
Ferrovial SA	1,093	30,337
Fluor Corp.(a)	716	26,255
HOCHTIEF AG	79	5,381
Koninklijke Boskalis NV(c) (d)	549	19,162
Metso Outotec Oyj	1,685	17,926
Orascom Construction PLC	173	545
Skanska AB - Class B	763	13,867
SNC-Lavalin Group, Inc.	1,097	22,704
Vinci SA	175	19,899

		222,065

Electrical Equipment – 0.3%
ABB Ltd. (REG)	788	26,222
Accelleron Industries AG(a)	39	961
Acuity Brands, Inc.	140	27,154
AMETEK, Inc.	672	95,128
Eaton Corp. PLC	547	95,687
Emerson Electric Co.	688	56,904
Legrand SA	296	27,341
nVent Electric PLC	481	22,049
Prysmian SpA	537	20,645
Rockwell Automation, Inc.	235	69,309
Schneider Electric SE	198	31,771
Sensata Technologies Holding PLC	858	43,398
Siemens Energy AG(a)	59	1,182
Vestas Wind Systems A/S	760	21,687

		539,438

Company	Shares	U.S. $ Value

Industrial Conglomerates – 0.1%
3M Co.	284	$30,598
DCC PLC	173	9,608
General Electric Co.	199	16,857
Honeywell International, Inc.	378	72,379
Melrose Industries PLC	8,829	15,900
Siemens AG (REG)	118	17,982
Smiths Group PLC	1,381	29,286

		192,610

Machinery – 0.7%
AGCO Corp.	496	69,842
Alfa Laval AB	849	27,926
Alstom SA	671	19,693
ANDRITZ AG	354	21,845
Atlas Copco AB - Class A	1,744	20,705
Atlas Copco AB - Class B	2,080	21,912
Caterpillar, Inc.	323	77,375
CNH Industrial NV	1,193	19,556
Cummins, Inc.	221	53,721
Daimler Truck Holding AG(a)	174	5,511
Deere & Co.	289	121,160
Dover Corp.	428	64,157
Electrolux Professional AB - Class B	748	3,972
Flowserve Corp.	599	20,779
Fortive Corp.	674	44,929
GEA Group AG	378	16,617
Husqvarna AB - Class B	2,521	22,321
Illinois Tool Works, Inc.	349	81,373
IMI PLC	1,187	22,195
Ingersoll Rand, Inc.	413	23,983
Iveco Group NV(a)	238	2,247
Kone Oyj - Class B	326	16,930
Middleby Corp. (The)(a)	251	39,028
PACCAR, Inc.	753	54,366
Parker-Hannifin Corp.	211	74,240
Pentair PLC	481	26,907
Sandvik AB	907	18,659
Schindler Holding AG	78	17,542
Schindler Holding AG (REG)	81	17,456
SKF AB - Class B	706	13,409
Snap-on, Inc.	233	57,942
Stanley Black & Decker, Inc.	329	28,166
Trane Technologies PLC	469	86,751
Valmet Oyj	128	4,224
Volvo AB - Class B	910	18,208
Wartsila OYJ Abp	732	7,070
Weir Group PLC (The)	503	11,443
Westinghouse Air Brake Technologies Corp.	457	47,679
Xylem, Inc./NY	796	81,709

		1,383,548

Marine – 0.0%
AP Moller - Maersk A/S - Class A	10	22,857
AP Moller - Maersk A/S - Class B	9	20,964

		43,821

Company	Shares	U.S. $ Value

Professional Services – 0.5%
Adecco Group AG (REG)	233	$8,308
Bureau Veritas SA	963	27,510
Capita PLC(a)	1,612	559
CoStar Group, Inc.(a)	2,870	202,794
Equifax, Inc.	383	77,569
Experian PLC	1,125	37,928
Intertek Group PLC	254	12,749
Jacobs Solutions, Inc.	615	73,493
ManpowerGroup, Inc.	340	28,859
Randstad NV	258	15,831
RELX PLC (Amsterdam)	1,139	34,373
RELX PLC (London)	1,122	33,834
Robert Half International, Inc.	701	56,515
SGS SA (REG)	10	22,923
Thomson Reuters Corp.	1,197	144,973
Verisk Analytics, Inc.	637	108,997
Wolters Kluwer NV	490	56,726

		943,941

Road & Rail – 0.3%
Canadian National Railway Co.	661	75,285
Canadian Pacific Railway Ltd. (Canada)	1,400	106,326
Canadian Pacific Railway Ltd. (United States)	960	72,902
CSX Corp.	1,578	48,113
JB Hunt Transport Services, Inc.	438	79,186
Norfolk Southern Corp.	311	69,919
U-Haul Holding Co.(e)	94	6,036
U-Haul Holding Co. (Non voting)	846	47,063
Union Pacific Corp.	324	67,159

		571,989

Trading Companies & Distributors – 0.3%
AerCap Holdings NV(a)	317	19,794
Ashtead Group PLC	560	37,055
Brenntag SE	322	24,254
Bunzl PLC	677	24,122
Fastenal Co.	1,510	77,856
Ferguson PLC	296	42,612
Finning International, Inc.	1,846	46,823
Rexel SA(a)	970	24,112
Travis Perkins PLC	697	8,428
United Rentals, Inc.	195	91,363
WW Grainger, Inc.	196	131,012

		527,431

Transportation Infrastructure – 0.0%
Aena SME SA(a) (b)	131	20,267
Aeroports de Paris(a)	132	19,126
Fraport AG Frankfurt Airport Services Worldwide(a)	264	14,290

Company	Shares	U.S. $ Value

Getlink SE	1,705	$28,635

		82,318

		6,969,381

Consumer Staples – 3.2%
Beverages – 0.6%
Anheuser-Busch InBev SA/NV	336	20,381
Brown-Forman Corp. - Class B	1,553	100,743
Carlsberg AS - Class B	434	61,329
Coca-Cola Co. (The)	2,349	139,789
Coca-Cola Europacific Partners PLC	1,012	55,808
Coca-Cola HBC AG(a)	1,304	33,395
Constellation Brands, Inc. - Class A	321	71,808
Diageo PLC	1,525	64,716
Heineken Holding NV	450	38,497
Heineken NV	502	51,168
Keurig Dr Pepper, Inc.	924	31,924
Molson Coors Beverage Co. - Class B	775	41,222
Monster Beverage Corp.(a)	1,264	128,625
PepsiCo, Inc.	845	146,633
Pernod Ricard SA	347	72,388
Remy Cointreau SA	337	59,159

		1,117,585

Food & Staples Retailing – 0.8%
Alimentation Couche-Tard, Inc.	3,374	158,277
Carrefour SA	1,249	24,692
Casino Guichard Perrachon SA(a)	448	4,543
Costco Wholesale Corp.	505	244,511
Distribuidora Internacional de Alimentacion SA(a)	54,700	1,010
Empire Co., Ltd. - Class A	3,731	98,956
Etablissements Franz Colruyt NV	915	24,762
George Weston Ltd.	1,283	160,739
J Sainsbury PLC	10,711	34,544
Jeronimo Martins SGPS SA	2,095	43,002
Koninklijke Ahold Delhaize NV	1,925	61,122
Kroger Co. (The)	1,741	75,107
Loblaw Cos., Ltd.	1,937	165,536
Marks & Spencer Group PLC(a)	4,897	9,417
METRO AG(a)	963	8,683
Metro, Inc./CN	3,499	181,733
Rite Aid Corp.(a) (e)	91	351
Sysco Corp.	1,355	101,042
Tesco PLC	11,257	34,484
Walgreens Boots Alliance, Inc.	793	28,175
Walmart, Inc.	1,159	164,729

		1,625,415

Food Products – 1.0%
Archer-Daniels-Midland Co.	1,514	120,514
Aryzta AG(a)	6,292	8,692
Associated British Foods PLC	933	22,491
Barry Callebaut AG (REG)	33	65,708
Bunge Ltd.	891	85,090
Campbell Soup Co.	1,279	67,173
Chocoladefabriken Lindt & Spruengli AG	9	98,601

Company	Shares	U.S. $ Value

Chocoladefabriken Lindt & Spruengli AG (REG)	1	$110,772
Conagra Brands, Inc.	1,969	71,691
Danone SA	580	32,603
General Mills, Inc.	1,305	103,761
Hershey Co. (The)	758	180,647
Hormel Foods Corp.	1,930	85,653
Ingredion, Inc.	628	62,423
JM Smucker Co. (The)	614	90,804
Kellogg Co.	1,053	69,435
Kerry Group PLC - Class A	503	48,160
Kraft Heinz Co. (The)	886	34,501
McCormick & Co., Inc./MD	1,800	133,776
Mondelez International, Inc. - Class A	1,174	76,521
Mowi ASA	1,945	33,580
Nestle SA (REG)	608	68,504
Orkla ASA	3,826	25,752
Saputo, Inc.	2,289	61,297
Tate & Lyle PLC	4,015	38,736
Tyson Foods, Inc. - Class A	1,060	62,794

		1,859,679

Household Products – 0.4%
Church & Dwight Co., Inc.	1,639	137,315
Clorox Co. (The)	669	103,989
Colgate-Palmolive Co.	1,207	88,473
Edgewell Personal Care Co.(a)	667	28,481
Essity AB - Class B	1,288	34,741
Henkel AG & Co. KGaA	338	23,371
Henkel AG & Co. KGaA (Preference Shares)	356	25,898
Kimberly-Clark Corp.	706	88,285
Procter & Gamble Co. (The)	1,192	163,972
Reckitt Benckiser Group PLC	499	34,623
Spectrum Brands Holdings, Inc.	587	37,580

		766,728

Personal Products – 0.2%
Beiersdorf AG	471	56,212
Coty, Inc. - Class A(a)	2,104	23,775
Estee Lauder Cos., Inc. (The) - Class A	855	207,808
Haleon PLC(a)	3,649	14,120
L’Oreal SA	228	90,122
Unilever PLC (Amsterdam)	860	42,906
Unilever PLC (London)	811	40,378

		475,321

Tobacco – 0.2%
Altria Group, Inc.	1,060	49,216
British American Tobacco PLC	579	21,913
British American Tobacco PLC (Sponsored ADR)	643	24,472
Imperial Brands PLC	987	23,778
Philip Morris International, Inc.	715	69,569
Swedish Match AB(a) (d)	13,450	147,850

		336,798

		6,181,526

Company	Shares	U.S. $ Value

Materials – 2.8%
Chemicals – 1.5%
Air Liquide SA	491	$78,008
Air Products and Chemicals, Inc.	522	149,282
Akzo Nobel NV	408	29,847
Albemarle Corp.(a)	546	138,853
Arkema SA	294	29,805
Axalta Coating Systems Ltd.(a)	2,149	64,040
BASF SE	444	22,734
Celanese Corp.	722	83,918
CF Industries Holdings, Inc.	1,192	102,381
Chr Hansen Holding A/S	469	32,514
Corteva, Inc.	701	43,665
Covestro AG(b)	458	20,134
Croda International PLC	632	49,841
Dow, Inc.	701	40,097
DuPont de Nemours, Inc.	701	51,194
Eastman Chemical Co.	794	67,649
Ecolab, Inc.	833	132,755
EMS-Chemie Holding AG (REG)	47	35,613
Evonik Industries AG	1,232	26,305
FMC Corp.	742	95,829
Fuchs Petrolub SE	915	36,655
Givaudan SA (REG)	25	75,357
International Flavors & Fragrances, Inc.	533	49,676
Johnson Matthey PLC	1,127	29,567
K&S AG	1,009	23,950
Koninklijke DSM NV	642	79,114
LANXESS AG	442	20,564
Linde PLC	436	151,889
Livent Corp.(a)	693	16,251
LyondellBasell Industries NV - Class A	645	61,914
Methanex Corp.	1,103	55,639
Mosaic Co. (The)	2,007	106,752
Novozymes A/S - Class B	559	26,924
Nutrien Ltd.	3,184	248,093
PPG Industries, Inc.	660	87,160
Sherwin-Williams Co. (The)	693	153,396
Sika AG (REG)	360	100,953
Solvay SA	330	37,695
Symrise AG	710	72,540
Umicore SA	1,130	37,661
Yara International ASA	866	41,169

		2,807,383

Construction Materials – 0.1%
CRH PLC	1,075	50,497
HeidelbergCement AG	356	24,440
Holcim AG(a)	595	36,726
Imerys SA	563	24,983
Martin Marietta Materials, Inc.	237	85,289
Vulcan Materials Co.	393	71,098

		293,033

Containers & Packaging – 0.4%
Avery Dennison Corp.	978	178,182
Ball Corp.	1,802	101,290
CCL Industries, Inc. - Class B	1,790	86,096

Company	Shares	U.S. $ Value

Crown Holdings, Inc.(a)	1,332	$115,231
International Paper Co.	1,270	46,215
Packaging Corp. of America	678	92,696
Sealed Air Corp.	1,509	73,368
Westrock Co.	1,050	32,970

		726,048

Metals & Mining – 0.7%
Agnico Eagle Mines Ltd.	888	40,882
Alleima AB(a)	181	979
Anglo American PLC	1,415	48,895
Antofagasta PLC	2,036	38,407
ArcelorMittal SA	987	29,619
Arconic Corp.(a)	206	5,447
Barrick Gold Corp. (London)	1,911	30,320
Barrick Gold Corp. (Toronto)	2,364	38,202
BHP Group Ltd.	1,449	44,105
Boliden AB	977	39,995
Eldorado Gold Corp.(a)	1,427	13,334
First Quantum Minerals Ltd.	3,202	69,954
Franco-Nevada Corp.	739	94,329
Freeport-McMoRan, Inc.	2,604	106,686
Fresnillo PLC	1,276	11,717
Glencore PLC	5,705	34,012
Kinross Gold Corp.	6,730	24,858
Newmont Corp. (New York)	1,386	60,443
Newmont Corp. (Toronto)	1,053	45,793
Norsk Hydro ASA	4,362	31,750
Nucor Corp.	910	152,370
Rio Tinto PLC	669	45,910
Teck Resources Ltd. - Class B	2,652	105,866
thyssenkrupp AG	1,007	7,543
voestalpine AG	636	23,491
Wheaton Precious Metals Corp.	1,870	77,911
Yamana Gold, Inc.	7,199	36,826

		1,259,644

Paper & Forest Products – 0.1%
Mondi PLC	1,889	31,745
Stora Enso Oyj - Class R	2,477	35,019
Svenska Cellulosa AB SCA - Class B	1,288	17,975
Sylvamo Corp.	115	5,673
UPM-Kymmene Oyj	1,348	48,847
West Fraser Timber Co., Ltd.	1,065	80,002

		219,261

		5,305,369

Consumer Discretionary – 2.7%
Auto Components – 0.1%
Aptiv PLC(a)	302	35,117
Autoliv, Inc.	287	26,570
BorgWarner, Inc.	676	33,989
Cie Generale des Etablissements Michelin SCA	796	25,007
Continental AG	107	7,682
Faurecia SE (Milan)(a)	27	594
Faurecia SE (Paris)(a)	35	763

Company	Shares	U.S. $ Value

Goodyear Tire & Rubber Co. (The)(a)	816	$9,270
Lear Corp.	199	27,790
Linamar Corp.	630	34,282
Magna International, Inc.	729	40,631
Nokian Renkaat Oyj	578	5,242
Schaeffler AG (Preference Shares)	1,288	9,387
Valeo	282	5,858
Vitesco Technologies Group AG - Class A(a)	21	1,458

		263,640

Automobiles – 0.3%
Bayerische Motoren Werke AG	252	25,998
Bayerische Motoren Werke AG (Preference Shares)	288	27,278
Ferrari NV	303	78,612
Ford Motor Co.	2,754	33,241
General Motors Co.	869	33,665
Harley-Davidson, Inc.	457	21,730
Mercedes-Benz Group AG	349	26,748
Porsche Automobil Holding SE (Preference Shares)	377	21,398
Renault SA(a)	203	9,086
Stellantis NV (Milan)	1,290	22,568
Stellantis NV (Paris)	1,735	30,240
Tesla, Inc.(a)	810	166,625
Volkswagen AG	151	26,827
Volkswagen AG (Preference Shares)	138	18,785

		542,801

Distributors – 0.1%
Genuine Parts Co.	435	76,934
LKQ Corp.	877	50,243

		127,177

Diversified Consumer Services – 0.0%
H&R Block, Inc.	830	30,544
Pearson PLC	1,740	19,247

		49,791

Hotels, Restaurants & Leisure – 0.5%
Accor SA(a)	515	17,093
Aramark	1,174	43,203
Booking Holdings, Inc.(a)	17	42,908
Carnival Corp.(a)	557	5,915
Carnival PLC(a)	409	3,865
Chipotle Mexican Grill, Inc.(a)	57	84,992
Compass Group PLC	1,758	40,613
Darden Restaurants, Inc.	368	52,620
Domino’s Pizza, Inc.	151	44,396
Expedia Group, Inc.(a)	215	23,429
Flutter Entertainment PLC(a)	226	36,286
Hilton Worldwide Holdings, Inc.	532	76,879
InterContinental Hotels Group PLC	470	31,683
Las Vegas Sands Corp.(a)	477	27,413
Marriott International, Inc./MD - Class A	350	59,234
McDonald’s Corp.	324	85,507

Company	Shares	U.S. $ Value

MGM Resorts International	769	$33,075
Norwegian Cruise Line Holdings Ltd.(a)	485	7,188
Restaurant Brands International, Inc.	668	43,105
Royal Caribbean Cruises Ltd.(a)	277	19,567
Sodexo SA	224	20,746
Starbucks Corp.	666	67,992
Travel & Leisure Co.	277	11,620
TUI AG(a)	451	8,837
Whitbread PLC	756	28,039
Wyndham Hotels & Resorts, Inc.	277	21,335
Wynn Resorts Ltd.(a)	179	19,398
Yum! Brands, Inc.	630	80,111

		1,037,049

Household Durables – 0.3%
Barratt Developments PLC	2,559	14,388
Berkeley Group Holdings PLC	507	25,522
DR Horton, Inc.	836	77,313
Electrolux AB - Class B	748	9,051
Garmin Ltd.	605	59,369
Leggett & Platt, Inc.	679	23,419
Lennar Corp. - Class A	555	53,691
Lennar Corp. - Class B	11	898
Mohawk Industries, Inc.(a)	156	16,045
Newell Brands, Inc.	610	8,961
Persimmon PLC	763	13,306
PulteGroup, Inc.	1,261	68,939
SEB SA	178	20,533
Taylor Wimpey PLC	9,372	13,863
Toll Brothers, Inc.	690	41,358
Whirlpool Corp.	167	23,043

		469,699

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.(a)	580	54,653
eBay, Inc.	1,712	78,581
MercadoLibre, Inc.(a)	134	163,480
Qurate Retail, Inc.(a)	1,207	2,547
Zalando SE(a) (b)	758	30,032

		329,293

Leisure Products – 0.0%
Hasbro, Inc.	367	20,189
Mattel, Inc.(a)	1,058	19,033
Polaris, Inc.	248	28,210
Viaplay Group AB - Class B(a)	65	1,664

		69,096

Multiline Retail – 0.2%
Canadian Tire Corp., Ltd. - Class A	300	37,396
Cie Financiere Richemont SA (REG)	285	43,062
Dollar General Corp.	382	82,627
Dollar Tree, Inc.(a)	304	44,165
Dollarama, Inc.	1,356	78,329
Kohl’s Corp.	485	13,599
Macy’s, Inc.	699	14,302

Company	Shares	U.S. $ Value

Next PLC	400	$32,905
Nordstrom, Inc.	496	9,662
Target Corp.	562	94,697

		450,744

Specialty Retail – 0.6%
Advance Auto Parts, Inc.	173	25,078
AutoNation, Inc.(a)	587	80,131
AutoZone, Inc.(a)	47	116,867
Bath & Body Works, Inc.	409	16,716
Bed Bath & Beyond, Inc.(a) (e)	660	931
Best Buy Co., Inc.	397	32,995
CarMax, Inc.(a)	276	19,055
CECONOMY AG(a)	963	2,525
Currys PLC	4,868	4,743
Dick’s Sporting Goods, Inc.	553	71,132
Dufry AG(a)	127	5,658
Foot Locker, Inc.	407	17,794
Gap, Inc. (The)	852	11,085
H & M Hennes & Mauritz AB - Class B	936	11,794
Home Depot, Inc. (The)	245	72,652
Industria de Diseno Textil SA	757	23,321
Kingfisher PLC	6,282	21,725
Lowe’s Cos., Inc.	362	74,482
O’Reilly Automotive, Inc.(a)	119	98,782
Ross Stores, Inc.	451	49,854
Signet Jewelers Ltd.	287	20,555
TJX Cos., Inc. (The)	1,056	80,890
Tractor Supply Co.	570	132,958
Ulta Beauty, Inc.(a)	91	47,211
Victoria’s Secret & Co.(a)	136	5,391
Wickes Group PLC	782	1,405

		1,045,730

Textiles, Apparel & Luxury Goods – 0.4%
adidas AG	138	20,610
Burberry Group PLC	981	29,130
Capri Holdings Ltd.(a)	474	23,496
Christian Dior SE	102	84,700
Gildan Activewear, Inc.	1,287	40,897
Hanesbrands, Inc.(e)	1,331	7,560
Hermes International	67	121,279
HUGO BOSS AG	261	17,851
Kering SA	75	43,974
Kontoor Brands, Inc.	82	4,276
Lululemon Athletica, Inc.(a)	362	111,931
LVMH Moet Hennessy Louis Vuitton SE	90	74,819
NIKE, Inc. - Class B	676	80,302
Pandora A/S	240	22,734
Puma SE	60	3,819
PVH Corp.	229	18,375
Ralph Lauren Corp.	379	44,794
Swatch Group AG (The)	56	19,488
Swatch Group AG (The) (REG)	301	19,174
Tapestry, Inc.	597	25,976
Under Armour, Inc. - Class A(a)	1,122	11,142

Company	Shares	U.S. $ Value

Under Armour, Inc. - Class C(a)	1,242	$10,930
VF Corp.	576	14,296

		851,553

		5,236,573

Utilities – 2.3%
Electric Utilities – 1.2%
Alliant Energy Corp.	1,649	84,544
American Electric Power Co., Inc.	1,054	92,720
Constellation Energy Corp.	497	37,220
Duke Energy Corp.	865	81,535
Edison International	797	52,769
EDP - Energias de Portugal SA	19,584	98,620
Electricite de France SA	4,118	51,374
Emera, Inc.	2,500	99,029
Endesa SA	3,408	66,831
Enel SpA	10,639	59,680
Entergy Corp.	880	90,526
Evergy, Inc.	973	57,222
Eversource Energy	1,141	85,986
Exelon Corp.	1,491	60,222
FirstEnergy Corp.	1,915	75,719
Fortis, Inc./Canada	2,662	105,349
Fortum Oyj	4,004	61,195
Hydro One Ltd.(b)	3,582	92,956
Iberdrola SA	9,065	103,916
NextEra Energy, Inc.	2,156	153,141
OGE Energy Corp.(a)	1,973	70,476
Orsted AS(b)	1,497	130,303
Pinnacle West Capital Corp.	753	55,481
PPL Corp.	1,790	48,455
Red Electrica Corp. SA	3,748	62,174
Southern Co. (The)	1,397	88,095
SSE PLC	3,489	73,021
Terna - Rete Elettrica Nazionale	13,636	102,508
Xcel Energy, Inc.	1,190	76,838

		2,317,905

Gas Utilities – 0.2%
AltaGas Ltd.	3,076	52,796
Atmos Energy Corp.	860	97,016
Enagas SA	3,496	62,706
Naturgy Energy Group SA	2,625	72,213
Snam SpA	22,765	111,844
UGI Corp.	1,317	49,032

		445,607

Independent Power and Renewable Electricity Producers – 0.1%
AES Corp. (The)	4,046	99,855
Orron Energy AB	2,787	4,002
RWE AG	2,734	116,051

		219,908

Multi-Utilities – 0.7%
Ameren Corp.	1,162	96,109
Atco Ltd./Canada - Class I	1,665	51,628
Canadian Utilities Ltd. - Class A	2,932	76,905

Company	Shares	U.S. $ Value

CenterPoint Energy, Inc.	2,121	$59,006
Centrica PLC	23,244	29,333
CMS Energy Corp.	1,535	90,519
Consolidated Edison, Inc.	866	77,377
Dominion Energy, Inc.	1,315	73,140
DTE Energy Co.	687	75,371
E.ON SE	6,694	73,037
Engie SA	3,398	49,588
National Grid PLC	4,604	57,779
NiSource, Inc.	2,608	71,538
Public Service Enterprise Group, Inc.	1,187	71,730
Sempra Energy	547	82,028
United Utilities Group PLC	6,181	75,472
Veolia Environnement SA	3,120	93,114
WEC Energy Group, Inc.	1,055	93,536

		1,297,210

Water Utilities – 0.1%
American Water Works Co., Inc.	869	121,990
Severn Trent PLC	2,353	77,718

		199,708

		4,480,338

Energy – 1.8%
Energy Equipment & Services – 0.1%
Baker Hughes Co.	758	23,195
ChampionX Corp.	214	6,542
Core Laboratories NV	280	6,683
Halliburton Co.	747	27,064
Helmerich & Payne, Inc.	490	20,619
NOV, Inc.	851	18,620
Petrofac Ltd.(a)	6,919	6,583
Saipem SpA(a)	1,728	2,767
Schlumberger Ltd.	606	32,245
Tenaris SA	3,797	62,469
Weatherford International PLC(a)	1	67

		206,854

Oil, Gas & Consumable Fuels – 1.7%
Aker BP ASA	2,650	71,128
Antero Resources Corp.(a)	1,271	33,300
APA Corp.	607	23,297
ARC Resources Ltd.	4,153	45,228
BP PLC	13,599	89,366
Cameco Corp.	2,728	74,573
Canadian Natural Resources Ltd.	1,035	58,489
Cenovus Energy, Inc.	5,037	92,877
Cheniere Energy, Inc.	609	95,820
Chevron Corp.	571	91,800
ConocoPhillips	1,067	110,274
Coterra Energy, Inc.	2,088	52,137
Crescent Point Energy Corp.	2,365	16,171
Devon Energy Corp.	669	36,073
Diamondback Energy, Inc.	286	40,206
DTE Midstream LLC	343	17,219
Enbridge, Inc.	1,314	49,296
Eni SpA	4,936	69,716

Company	Shares	U.S. $ Value

EOG Resources, Inc.	364	$41,139
EQT Corp.	539	17,884
Equinor ASA	4,590	140,515
Equitrans Midstream Corp.	431	2,599
Exxon Mobil Corp.	713	78,366
Galp Energia SGPS SA	4,711	57,472
Hess Corp.	565	76,106
HF Sinclair Corp.	1,019	50,665
Imperial Oil Ltd.	1,534	75,874
Keyera Corp.	1,731	38,197
Kinder Morgan, Inc.	1,880	32,073
Koninklijke Vopak NV	1,705	54,395
Marathon Oil Corp.	1,390	34,959
Marathon Petroleum Corp.	1,407	173,905
Murphy Oil Corp.	914	35,664
Neste Oyj	4,680	225,722
Occidental Petroleum Corp.	864	50,596
OMV AG	1,553	75,643
ONEOK, Inc.	703	46,011
Ovintiv, Inc. (New York)	398	17,022
Ovintiv, Inc. (Toronto)	403	17,233
Pembina Pipeline Corp.	2,130	69,933
Peyto Exploration & Development Corp.	1,639	14,246
Phillips 66	607	62,254
Pioneer Natural Resources Co.	271	54,311
PrairieSky Royalty Ltd.	1,883	29,573
Range Resources Corp.	940	25,324
Shell PLC	6,226	188,575
Southwestern Energy Co.(a)	2,381	12,619
Suncor Energy, Inc.	1,483	49,843
Targa Resources Corp.	621	46,016
TC Energy Corp.	1,444	57,474
Thungela Resources Ltd.	141	1,630
TotalEnergies SE	1,632	100,701
Tourmaline Oil Corp.	1,532	67,141
Valero Energy Corp.	618	81,409
Vermilion Energy, Inc.	920	12,325
Vitesse Energy, Inc.(a)	172	2,991
Williams Cos., Inc. (The)	1,051	31,635
Woodside Energy Group Ltd.	261	6,351

		3,323,361

		3,530,215

Communication Services – 1.4%
Diversified Telecommunication Services – 0.6%
Altice USA, Inc. - Class A(a)	713	2,823
AT&T, Inc.	2,772	52,418
BCE, Inc.	3,032	134,146
BT Group PLC	7,665	12,850
Charter Communications, Inc. - Class A(a)	83	30,512
Comcast Corp. - Class A	824	30,628
Deutsche Telekom AG (REG)	2,256	50,631
Elisa Oyj	1,116	63,376
Eutelsat Communications SA	1,132	7,911
Koninklijke KPN NV	12,242	41,966
Liberty Global PLC - Class A(a)	813	16,658
Liberty Global PLC - Class C(a)	1,811	38,484
Liberty Latin America Ltd. - Class C(a)	1,189	10,439

Company	Shares	U.S. $ Value

Lumen Technologies, Inc.	3,838	$13,049
Orange SA	2,176	24,842
Proximus SADP	1,770	16,300
Shaw Communications, Inc. - Class B	2,404	69,645
Sirius XM Holdings, Inc.	4,633	20,339
Swisscom AG (REG)	114	70,343
Telecom Italia SpA/Milano(a)	31,583	10,313
Telecom Italia SpA/Milano (Savings Shares)(a)	39,625	12,730
Telefonica Deutschland Holding AG	7,772	23,576
Telefonica SA	3,993	16,289
Telenet Group Holding NV	522	8,069
Telenor ASA	2,325	26,070
Telia Co. AB	12,753	32,933
TELUS Corp.(a)	6,684	132,896
United Internet AG (REG)	623	13,614
Verizon Communications, Inc.	1,696	65,822

		1,049,672

Entertainment – 0.2%
Activision Blizzard, Inc.	841	64,126
Bollore SE	3,319	18,540
Electronic Arts, Inc.	495	54,915
Modern Times Group MTG AB - Class B(a)	90	623
Netflix, Inc.(a)	129	41,555
Universal Music Group NV	1,098	25,870
Walt Disney Co. (The)(a)	1,074	106,981
Warner Bros Discovery, Inc.(a)	3,109	48,563

		361,173

Interactive Media & Services – 0.2%
Adevinta ASA(a)	2,027	15,147
Alphabet, Inc. - Class A(a)	1,560	140,493
Alphabet, Inc. - Class C(a)	1,520	137,256
Auto Trader Group PLC(b)	4,579	32,749
Cars.com, Inc.(a)	283	5,434
Meta Platforms, Inc. - Class A(a)	387	67,702
TripAdvisor, Inc.(a)	426	9,189

		407,970

Media – 0.2%
DISH Network Corp. - Class A(a)	297	3,389
Fox Corp. - Class A	338	11,837
Fox Corp. - Class B	340	10,965
Interpublic Group of Cos., Inc. (The)	1,393	49,507
ITV PLC	7,799	8,293
JCDecaux SA(a)	889	20,303
Lagardere SA	819	18,576
Liberty Broadband Corp. - Class C(a)	346	29,988
Liberty Media Corp.-Liberty SiriusXM - Class A(a)	944	30,576
Liberty Media Corp.-Liberty SiriusXM - Class C(a)	855	27,548
Loyalty Ventures, Inc.(a)	86	151
News Corp. - Class A	2,510	43,047
Omnicom Group, Inc.	460	41,662
Paramount Global - Class B	829	17,757

Company	Shares	U.S. $ Value

ProSiebenSat.1 Media SE	638	$6,354
Publicis Groupe SA	351	27,865
RTL Group SA	319	15,381
Schibsted ASA - Class A	973	19,745
Schibsted ASA - Class B	1,054	20,049
SES SA	1,380	9,302
TEGNA, Inc.	850	14,790
Vivendi SE	1,098	11,299
WPP PLC	1,472	18,105

		456,489

Wireless Telecommunication Services – 0.2%
Millicom International Cellular SA(a)	591	11,649
Rogers Communications, Inc. - Class B	2,193	104,756
T-Mobile US, Inc.(a)	970	137,915
Tele2 AB - Class B	4,849	44,571
Vodafone Group PLC	17,886	21,416

		320,307

		2,595,611

Real Estate – 1.2%
Equity Real Estate Investment Trusts (REITs) – 1.0%
Alexandria Real Estate Equities, Inc.	370	55,419
American Tower Corp.	354	70,095
AvalonBay Communities, Inc.	234	40,370
Boston Properties, Inc.	360	23,573
British Land Co. PLC (The)	5,156	27,655
Brixmor Property Group, Inc.	1,101	24,927
Camden Property Trust	472	54,167
Covivio	424	27,155
Crown Castle, Inc.	494	64,590
Digital Realty Trust, Inc.	378	39,399
Equinix, Inc.	91	62,633
Equity Residential	641	40,075
Essex Property Trust, Inc.	185	42,191
Extra Space Storage, Inc.	489	80,514
Federal Realty Investment Trust	282	30,112
Gecina SA	296	34,055
H&R Real Estate Investment Trust	3,643	35,002
Hammerson PLC	28,225	10,323
Healthpeak Properties, Inc.	1,144	27,525
Host Hotels & Resorts, Inc.	1,706	28,661
ICADE	547	27,365
Iron Mountain, Inc.	1,144	60,346
JBG SMITH Properties	232	4,002
Kimco Realty Corp.	1,471	30,317
Klepierre SA(a)	1,062	26,486
Land Securities Group PLC	3,092	25,531
Macerich Co. (The)	518	6,190
Mid-America Apartment Communities, Inc.	487	77,969
National Retail Properties, Inc.	864	39,156
Orion Office REIT, Inc.	116	993
Primaris Real Estate Investment Trust	910	10,164
Prologis, Inc.	2,026	250,008
Public Storage	203	60,687
Realty Income Corp.	1,162	74,310
Regency Centers Corp.	664	41,766
RioCan Real Estate Investment Trust	3,105	49,175

Company	Shares		U.S. $ Value

SBA Communications Corp.		280	$72,618
Segro PLC		5,086	50,235
Simon Property Group, Inc.		199	24,296
SL Green Realty Corp.		356	12,122
SmartCentres Real Estate Investment Trust		1,619	32,843
UDR, Inc.		1,200	51,408
Ventas, Inc.		613	29,822
Vornado Realty Trust		465	9,198
Welltower, Inc.		621	46,028
Weyerhaeuser Co.		1,110	34,687

			1,966,163

Real Estate Management & Development – 0.2%
CBRE Group, Inc. - Class A(a)		938	79,861
Deutsche Wohnen SE		1,099	24,894
Digitalbridge Group, Inc.		784	9,620
First Capital Real Estate Investment Trust		2,575	33,667
Jones Lang LaSalle, Inc.(a)		249	43,440
Swiss Prime Site AG (REG)		732	61,683
Unibail-Rodamco-Westfield(a)		156	9,857
Vonovia SE		1,666	41,898
Zillow Group, Inc. - Class C(a)		848	35,616

			340,536

			2,306,699

Total Common Stocks (cost $37,897,404)			63,717,857

INVESTMENT COMPANIES – 7.3%
Funds and Investment Trusts – 7.3%(f)
Altaba, Inc.(a) (c) (d)		1,120	0
iShares Russell 1000 Value ETF - Class E		41,760	6,423,941
iShares Russell 2000 Value ETF		20,070	2,982,402
VanEck Vectors JP Morgan EM Local Currency Bond ETF - Class E(e)		98,020	2,394,629
Vanguard Real Estate ETF		24,660	2,113,855

Total Investment Companies (cost $13,832,423)			13,914,827

	Principal Amount (000)

GOVERNMENTS - SOVEREIGN BONDS – 0.6%
Mexico – 0.6%
Mexico Government International Bond 4.125%, 01/21/2026 (cost $1,172,735)	U.S.$	1,174	1,144,063

	Shares

WARRANTS – 0.0%
Energy – 0.0%
Energy Equipment & Services – 0.0%
Weatherford International PLC, expiring 11/26/2023 (a)		20	27

Company	Shares	U.S. $ Value

Oil, Gas & Consumable Fuels – 0.0%
Cenovus Energy, Inc., expiring 01/01/2026(a)	200	$2,726
Occidental Petroleum Corp., expiring 08/03/2027(a)	108	3,981

		6,707

		6,734

Consumer Discretionary – 0.0%
Multiline Retail – 0.0%
Cie Financiere Richemont SA, expiring 11/27/2023 (a)	570	666

Total Warrants (cost $1,355)		7,400

PREFERRED STOCKS – 0.0%
Consumer Discretionary – 0.0%
Internet & Direct Marketing Retail – 0.0%
Qurate Retail, Inc. 8.00%	36	1,809

Real Estate – 0.0%
Real Estate Management & Development – 0.0%
Brookfield Property Preferred LP 6.25%	29	536

Total Preferred Stocks (cost $10,293)		2,345

SHORT-TERM INVESTMENTS – 9.4%
Investment Companies – 9.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(f) (g) (h) (cost $18,142,184)	18,142,184	18,142,184

Total Investments Before Security Lending Collateral for Securities Loaned – 92.9% (cost $155,313,401)		178,743,730

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 1.2%
Investment Companies – 1.2%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.40%(f) (g) (h) (cost $2,249,514)	2,249,514	2,249,514

U.S. $ Value

Total Investments – 94.1% (cost $157,562,915)(i)	$180,993,244
Other assets less liabilities – 5.9%	11,424,968

Net Assets – 100.0%	$192,418,212

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
Brent Crude Futures	32	May 2023	$2,634,560	$(88,034)
Canadian 10 Yr Bond Futures	55	June 2023	4,896,592	17,246
Coffee Robusta Futures	15	May 2023	321,000	14,600
Coffee ‘C’ Futures	17	July 2023	1,178,737	160,898
Copper Futures	19	May 2023	1,942,513	(7,286)
Corn Futures	53	July 2023	1,648,963	(121,121)
Cotton No.2 Futures	12	July 2023	506,760	(4,205)
Euro STOXX 50 Index Futures	49	March 2023	2,201,105	149,711
Euro-Bund Futures	24	March 2023	3,373,893	(208,941)
FTSE 100 Index Futures	18	March 2023	1,702,117	78,518
Gasoline RBOB Futures	7	June 2023	752,522	(23,348)
Gold 100 OZ Futures	30	April 2023	5,510,100	(305,177)
Hang Seng Index Futures	7	March 2023	880,284	(29,451)
KC HRW Wheat Futures	20	September 2023	809,750	(20,118)
Lean Hogs Futures	23	June 2023	935,870	(5,644)
Live Cattle Futures	14	April 2023	926,660	59,097
LME Lead Futures	7	March 2023	367,150	(13,985)
LME Nickel Futures	7	March 2023	1,034,040	(163,847)
LME Primary Aluminum Futures	31	March 2023	1,811,276	(3,603)
LME Zinc Futures	13	March 2023	979,387	11,089
Long Gilt Futures	34	June 2023	4,088,053	(28,447)
Low SU Gasoil Futures	14	July 2023	1,107,050	(57,130)
MSCI Emerging Markets Futures	206	March 2023	9,917,870	(183,862)
MSCI Singapore IX ETS Futures	29	March 2023	631,529	(15,004)
Natural Gas Futures	33	April 2023	944,790	48,138
Natural Gas Futures	29	August 2023	936,990	(382)
NY Harbor ULSD Futures	8	June 2023	904,714	(66,319)
OMXS 30 Index Futures	15	March 2023	319,259	(2,459)
Platinum Futures	5	April 2023	238,875	(17,164)
S&P Mid 400 E Mini Futures	3	March 2023	780,960	20,313
Silver Futures	12	May 2023	1,264,260	(48,615)
Soybean Futures	25	July 2023	1,836,875	(55,515)
Soybean Meal Futures	22	July 2023	1,008,260	16,083
Soybean Oil Futures	29	July 2023	1,039,650	(61,746)
SPI 200 Futures	24	March 2023	2,906,120	11,261
Sugar 11 (World) Futures	35	September 2023	763,224	68,500
TOPIX Index Futures	46	March 2023	6,740,112	185,574
U.S. T-Note 5 Yr (CBT) Futures	100	June 2023	10,705,469	(28,925)
U.S. T-Note 10 Yr (CBT) Futures	419	June 2023	46,783,969	(92,255)
Wheat (CBT) Futures	33	September 2023	1,195,425	(54,604)
WTI Crude Futures	37	June 2023	2,845,300	(129,249)
Sold Contracts
Bloomberg Commodity Index Futures	470	March 2023	4,989,520	71,584
E-Mini Russell 2000 IndexFutures	5	March 2023	474,775	(7,033)
LME Nickel Futures	1	March 2023	147,720	13,037
LME Primary Aluminum Futures	3	March 2023	175,285	6,808
S&P 500 E-Mini Futures	66	March 2023	13,119,150	51,327

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
S&P TSX 60 Index Futures	12	March 2023	$2,139,861	$1,649
TOPIX Index Futures	3	March 2023	439,573	(11,847)
U.S. T-Note 5 Yr (CBT) Futures	100	June 2023	10,705,469	20,325

				$(849,558)

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Bank of America, NA	CHF	1,408	USD	1,528	03/01/2023	$32,610
Bank of America, NA	BRL	6,227	USD	1,214	03/02/2023	24,436
Bank of America, NA	USD	1,196	BRL	6,227	03/02/2023	(6,315)
Bank of America, NA	INR	150,762	USD	1,847	03/16/2023	24,545
Bank of America, NA	TWD	88,931	USD	2,946	03/16/2023	49,123
Bank of America, NA	USD	1,350	INR	112,319	03/16/2023	7,937
Bank of America, NA	USD	1,297	MXN	24,649	03/16/2023	46,851
Bank of America, NA	USD	1,837	TWD	55,237	03/16/2023	(37,342)
Bank of America, NA	CLP	790,197	USD	964	03/17/2023	10,603
Bank of America, NA	CLP	341,954	USD	412	03/17/2023	(650)
Bank of America, NA	PEN	26,821	USD	6,994	03/17/2023	(66,211)
Bank of America, NA	USD	1,256	CLP	999,990	03/17/2023	(49,743)
Bank of America, NA	USD	2,026	COP	9,692,938	03/17/2023	(36,964)
Bank of America, NA	USD	386	PEN	1,490	03/17/2023	6,624
Bank of America, NA	USD	950	GBP	785	03/24/2023	(5,347)
Bank of America, NA	USD	6,105	CAD	8,136	03/30/2023	(141,065)
Bank of America, NA	USD	1,206	BRL	6,227	04/04/2023	(23,788)
Bank of America, NA	AUD	797	USD	556	04/13/2023	19,141
Bank of America, NA	IDR	33,923,444	USD	2,250	04/13/2023	27,657
Bank of America, NA	IDR	19,007,353	USD	1,244	04/13/2023	(937)
Bank of America, NA	USD	1,264	IDR	18,989,616	04/13/2023	(19,917)
Bank of America, NA	NZD	1,406	USD	876	04/20/2023	6,304
Bank of America, NA	USD	1,008	ZAR	18,280	04/20/2023	(16,447)
Bank of America, NA	ZAR	24,404	USD	1,353	04/20/2023	29,786
Bank of America, NA	NOK	11,094	USD	1,115	04/21/2023	44,167
Bank of America, NA	SEK	33,446	USD	3,219	04/21/2023	15,419
Bank of America, NA	USD	3,100	NOK	30,835	04/21/2023	(122,760)
Bank of America, NA	KRW	1,281,350	USD	1,017	04/26/2023	44,933
Bank of America, NA	USD	865	KRW	1,062,512	04/26/2023	(58,471)
Bank of America, NA	CZK	31,439	USD	1,428	04/27/2023	17,665
Bank of America, NA	PHP	167,906	USD	3,059	04/27/2023	36,761
Bank of America, NA	USD	491	HUF	180,342	04/27/2023	4,037
Bank of America, NA	USD	654	PHP	36,261	04/27/2023	(1,867)
Bank of America, NA	JPY	105,821	USD	795	04/28/2023	11,405
Bank of America, NA	USD	2,196	JPY	285,458	04/28/2023	(82,463)
Bank of America, NA	EUR	1,007	USD	1,072	05/11/2023	2,572
Bank of America, NA	EUR	1,212	USD	1,283	05/11/2023	(4,147)
Bank of America, NA	USD	5,819	EUR	5,466	05/11/2023	(13,964)
Barclays Bank PLC	CHF	3,173	USD	3,385	03/01/2023	16,352
Barclays Bank PLC	USD	5,765	CHF	5,404	03/01/2023	(27,851)
Barclays Bank PLC	INR	16,230	USD	198	03/16/2023	1,588
Barclays Bank PLC	INR	345,500	USD	4,146	03/16/2023	(31,443)
Barclays Bank PLC	MXN	37,153	USD	1,966	03/16/2023	(59,426)
Barclays Bank PLC	MYR	17,010	USD	3,871	03/16/2023	75,225
Barclays Bank PLC	USD	3,150	INR	262,505	03/16/2023	23,890
Barclays Bank PLC	USD	3,181	MXN	60,122	03/16/2023	96,166
Barclays Bank PLC	USD	5,093	MYR	22,319	03/16/2023	(112,759)
Barclays Bank PLC	USD	713	TWD	21,309	03/16/2023	(18,719)
Barclays Bank PLC	COP	4,986,899	USD	1,020	03/17/2023	(2,887)
Barclays Bank PLC	PEN	1,638	USD	423	03/17/2023	(8,474)
Barclays Bank PLC	USD	405	CLP	326,044	03/17/2023	(11,821)
Barclays Bank PLC	USD	635	COP	3,005,052	03/17/2023	(18,528)
Barclays Bank PLC	USD	966	GBP	808	03/24/2023	6,544

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	USD	1,445	GBP	1,194	03/24/2023	$(7,766)
Barclays Bank PLC	CAD	783	USD	583	03/30/2023	9,115
Barclays Bank PLC	AUD	2,159	USD	1,455	04/13/2023	(366)
Barclays Bank PLC	USD	2,870	AUD	4,092	04/13/2023	(112,509)
Barclays Bank PLC	NZD	1,385	USD	874	04/20/2023	17,671
Barclays Bank PLC	NOK	19,953	USD	1,953	04/21/2023	26,528
Barclays Bank PLC	SEK	20,775	USD	1,996	04/21/2023	5,945
Barclays Bank PLC	USD	2,655	NOK	27,518	04/21/2023	1,404
Barclays Bank PLC	USD	598	SEK	6,260	04/21/2023	1,740
Barclays Bank PLC	USD	1,869	SEK	19,408	04/21/2023	(10,130)
Barclays Bank PLC	KRW	1,218,387	USD	957	04/26/2023	32,080
Barclays Bank PLC	USD	1,989	KRW	2,453,040	04/26/2023	(127,710)
Barclays Bank PLC	USD	3,696	PHP	202,645	04/27/2023	(49,246)
Barclays Bank PLC	USD	928	JPY	120,544	04/28/2023	(35,257)
Barclays Bank PLC	CHF	5,404	USD	5,817	05/24/2023	29,071
Barclays Bank PLC	USD	3,416	CHF	3,173	05/24/2023	(17,069)
BNP Paribas SA	USD	1,435	INR	118,949	03/16/2023	2,888
BNP Paribas SA	COP	6,087,605	USD	1,260	03/17/2023	10,558
BNP Paribas SA	GBP	2,538	USD	3,117	03/24/2023	62,653
BNP Paribas SA	USD	1,778	IDR	26,933,462	04/13/2023	(13,797)
Brown Brothers Harriman & Co.	JPY	107,641	USD	829	04/28/2023	32,077
Citibank, NA	USD	2,701	CHF	2,518	03/01/2023	(26,950)
Citibank, NA	CAD	4,545	USD	3,395	03/30/2023	63,112
Citibank, NA	CNH	11,526	USD	1,685	04/20/2023	21,835
Citibank, NA	SEK	12,455	USD	1,198	04/21/2023	4,926
Citibank, NA	JPY	2,460,164	USD	18,942	04/28/2023	727,342
Citibank, NA	USD	2,831	JPY	367,705	04/28/2023	(108,711)
Credit Suisse International	IDR	26,933,462	USD	1,744	04/13/2023	(20,170)
Credit Suisse International	PHP	182,529	USD	3,318	04/27/2023	32,448
Deutsche Bank AG	INR	59,684	USD	719	03/16/2023	(2,315)
Deutsche Bank AG	MXN	26,265	USD	1,375	03/16/2023	(56,398)
Deutsche Bank AG	TWD	29,185	USD	952	03/16/2023	1,745
Deutsche Bank AG	USD	3,919	MXN	73,182	03/16/2023	69,830
Deutsche Bank AG	USD	3,662	TWD	110,266	03/16/2023	(70,070)
Deutsche Bank AG	CLP	526,064	USD	639	03/17/2023	4,385
Deutsche Bank AG	USD	624	COP	3,047,856	03/17/2023	1,382
Deutsche Bank AG	USD	1,229	PEN	4,729	03/17/2023	16,254
Deutsche Bank AG	GBP	789	USD	949	03/24/2023	(609)
Deutsche Bank AG	USD	1,088	AUD	1,577	04/13/2023	(24,912)
Deutsche Bank AG	USD	3,746	IDR	56,940,522	04/13/2023	(15,387)
Deutsche Bank AG	CNH	16,065	USD	2,311	04/20/2023	(8,322)
Deutsche Bank AG	CZK	22,971	USD	1,045	04/27/2023	13,848
Deutsche Bank AG	HUF	189,502	USD	520	04/27/2023	(286)
Deutsche Bank AG	PLN	12,803	USD	2,934	04/27/2023	66,837
Goldman Sachs Bank USA	CHF	4,178	USD	4,545	03/01/2023	109,621
Goldman Sachs Bank USA	INR	127,620	USD	1,567	03/16/2023	23,581
Goldman Sachs Bank USA	MXN	14,411	USD	751	03/16/2023	(34,968)
Goldman Sachs Bank USA	USD	281	INR	22,835	03/16/2023	(4,633)
Goldman Sachs Bank USA	USD	334	MYR	1,464	03/16/2023	(7,793)
Goldman Sachs Bank USA	PEN	752	USD	195	03/17/2023	(3,045)
Goldman Sachs Bank USA	USD	109	COP	502,381	03/17/2023	(5,951)
Goldman Sachs Bank USA	GBP	1,170	USD	1,418	03/24/2023	10,143
Goldman Sachs Bank USA	USD	2,311	GBP	1,913	03/24/2023	(9,257)
Goldman Sachs Bank USA	USD	767	BRL	4,006	04/04/2023	(6,869)
Goldman Sachs Bank USA	USD	555	AUD	797	04/13/2023	(17,590)
Goldman Sachs Bank USA	USD	219	IDR	3,283,140	04/13/2023	(3,677)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
Goldman Sachs Bank USA	CNH	15,956	USD	2,347	04/20/2023	$44,313
Goldman Sachs Bank USA	USD	440	KRW	553,034	04/26/2023	(20,355)
Goldman Sachs Bank USA	USD	3,091	HUF	1,129,599	04/27/2023	10,292
Goldman Sachs Bank USA	JPY	214,867	USD	1,590	04/28/2023	(936)
JPMorgan Chase Bank, NA	TWD	42,643	USD	1,418	03/16/2023	28,829
JPMorgan Chase Bank, NA	USD	288	INR	23,922	03/16/2023	869
JPMorgan Chase Bank, NA	USD	873	PEN	3,379	03/17/2023	16,379
JPMorgan Chase Bank, NA	USD	773	GBP	623	03/24/2023	(23,670)
JPMorgan Chase Bank, NA	IDR	8,012,174	USD	534	04/13/2023	8,723
JPMorgan Chase Bank, NA	USD	826	NZD	1,341	04/20/2023	3,155
JPMorgan Chase Bank, NA	USD	2,284	NZD	3,541	04/20/2023	(94,411)
JPMorgan Chase Bank, NA	NOK	5,992	USD	603	04/21/2023	24,051
JPMorgan Chase Bank, NA	SEK	23,652	USD	2,262	04/21/2023	(3,067)
JPMorgan Chase Bank, NA	PHP	60,814	USD	1,119	04/27/2023	24,231
JPMorgan Chase Bank, NA	USD	1,111	JPY	147,527	04/28/2023	(18,754)
Morgan Stanley Capital Services, Inc.	BRL	6,227	USD	1,196	03/02/2023	6,315
Morgan Stanley Capital Services, Inc.	USD	1,220	BRL	6,227	03/02/2023	(30,813)
Morgan Stanley Capital Services, Inc.	MYR	4,245	USD	973	03/16/2023	25,731
Morgan Stanley Capital Services, Inc.	IDR	121,336	USD	8	04/13/2023	(28)
Morgan Stanley Capital Services, Inc.	USD	2,863	AUD	4,093	04/13/2023	(104,775)
Standard Chartered Bank	CHF	1,647	USD	1,775	03/01/2023	26,390
State Street Bank & Trust Co.	USD	1,212	CHF	1,121	03/01/2023	(22,696)
State Street Bank & Trust Co.	MXN	13,135	USD	697	03/16/2023	(18,953)
State Street Bank & Trust Co.	USD	882	MXN	16,647	03/16/2023	25,621
State Street Bank & Trust Co.	THB	228,815	USD	6,773	03/23/2023	285,040
State Street Bank & Trust Co.	USD	4,586	THB	151,178	03/23/2023	(299,889)
State Street Bank & Trust Co.	GBP	398	USD	494	03/24/2023	14,281
State Street Bank & Trust Co.	USD	246	GBP	202	03/24/2023	(2,236)
State Street Bank & Trust Co.	CAD	4,710	USD	3,514	03/30/2023	61,137
State Street Bank & Trust Co.	CAD	268	USD	196	03/30/2023	(39)
State Street Bank & Trust Co.	AUD	2,037	USD	1,424	04/13/2023	50,635
State Street Bank & Trust Co.	USD	485	AUD	696	04/13/2023	(15,966)
State Street Bank & Trust Co.	CNH	6,832	USD	983	04/20/2023	(2,949)
State Street Bank & Trust Co.	NZD	2,853	USD	1,823	04/20/2023	59,041
State Street Bank & Trust Co.	USD	286	CNH	1,949	04/20/2023	(4,320)

Counterparty	Contracts to Deliver (000)			In Exchange For (000)			Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	USD	186		NZD	297		04/20/2023	$(2,537)
State Street Bank & Trust Co.	USD	92		ZAR	1,654		04/20/2023	(2,002)
State Street Bank & Trust Co.	ZAR	4,553		USD	246		04/20/2023	(1,047)
State Street Bank & Trust Co.	NOK	10,104		USD	1,004		04/21/2023	28,071
State Street Bank & Trust Co.	SEK	4,416		USD	418		04/21/2023	(5,197)
State Street Bank & Trust Co.	USD	359		SEK	3,796		04/21/2023	4,379
State Street Bank & Trust Co.	USD	0	**	SEK	0	**	04/21/2023	0
State Street Bank & Trust Co.	HUF	315,443		USD	863		04/27/2023	(3,390)
State Street Bank & Trust Co.	USD	109		CZK	2,453		04/27/2023	1,085
State Street Bank & Trust Co.	USD	838		CZK	18,427		04/27/2023	(11,163)
State Street Bank & Trust Co.	JPY	123,497		USD	942		04/28/2023	27,427
State Street Bank & Trust Co.	USD	18,677		JPY	2,495,661		04/28/2023	(199,609)
State Street Bank & Trust Co.	EUR	792		USD	843		05/11/2023	1,922
State Street Bank & Trust Co.	EUR	746		USD	791		05/11/2023	(1,595)
State Street Bank & Trust Co.	USD	306		CHF	284		05/24/2023	(1,875)
UBS AG	CLP	1,214,497		USD	1,462		03/17/2023	(2,484)

								$182,452

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AUD	15,000	07/09/2025	6 Month BBSW	3.168%	Semi-Annual	$(258,772)	$405,329	$(664,101)
AUD	4,740	02/23/2027	6 Month BBSW	3.040%	Semi-Annual	(138,306)	165,362	(303,668)
NZD	20,260	02/24/2027	3 Month BKBM	3.508%	Quarterly/ Semi-Annual	(648,516)	463,729	(1,112,245)
AUD	9,490	02/27/2027	6 Month BBSW	2.975%	Semi-Annual	(294,417)	314,300	(608,717)
NZD	10,120	02/28/2027	3 Month BKBM	3.445%	Quarterly/ Semi-Annual	(337,441)	216,360	(553,801)
NZD	2,370	02/28/2027	3.445%	3 Month BKBM	Semi-Annual/ Quarterly	79,025	5,652	73,373
USD	30,190	05/13/2027	1 Day SOFR	2.682%	Annual	(1,693,936)	—	(1,693,936)
AUD	8,630	11/13/2030	6 Month BBSW	0.872%	Semi-Annual	(1,389,944)	(534,920)	(855,024)

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
AUD	5,500	11/13/2030	0.872%	6 Month BBSW	Semi-Annual	$885,828	$836,724	$49,104
USD	4,800	05/13/2032	1.603%	1 Day SOFR	Annual	812,142	432,431	379,711

						$(2,984,337)	$2,304,967	$(5,289,304)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2023	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sale Contracts
CDX-NAHY Series 37, 5 Year Index, 12/20/2026*	5.00%	Quarterly	3.91%	USD	8,682	$385,267	$395,845	$(10,578)

*	Termination date
**	Contracts amount less than 500
(a)	Non-income producing security.
(b)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2023, the aggregate market value of these securities amounted to $438,505 or 0.2% of net assets.

(c)	Fair valued by the Adviser.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Represents entire or partial securities out on loan.
(f)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(g)	Affiliated investments.
(h)	The rate shown represents the 7-day yield as of period end.
(i)

substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $35,371,235 and gross unrealized depreciation of investments was $(17,907,894), resulting in net unrealized appreciation of $17,463,341.

Currency Abbreviations:

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CLP – Chilean Peso

CNH – Chinese Yuan Renminbi (Offshore)

COP – Colombian Peso

CZK – Czech Koruna

EUR – Euro

GBP – Great British Pound

HUF – Hungarian Forint

IDR – Indonesian Rupiah

INR – Indian Rupee

JPY – Japanese Yen

KRW – South Korean Won

MXN – Mexican Peso

MYR – Malaysian Ringgit

NOK – Norwegian Krone

NZD – New Zealand Dollar

PEN – Peruvian Sol

PHP – Philippine Peso

PLN – Polish Zloty

SEK – Swedish Krona

THB – Thailand Baht

TWD – New Taiwan Dollar

USD – United States Dollar

ZAR – South African Rand

Glossary:

ADR – American Depositary Receipt

BBSW – Bank Bill Swap Reference Rate (Australia)

BKBM – Bank Bill Benchmark (New Zealand)

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

ETF – Exchange Traded Fund

ETS – Emission Trading Scheme

FTSE – Financial Times Stock Exchange

KC HRW – Kansas City Hard Red Winter

LME – London Metal Exchange

MSCI – Morgan Stanley Capital International

OMXS – Stockholm Stock Exchange

RBOB – Reformulated Gasoline Blend-Stock for Oxygen Blending (Unleaded Gas)

REG – Registered Shares

REIT – Real Estate Investment Trust

SOFR – Secured Overnight Financing Rate

SPI – Share Price Index

TIPS – Treasury Inflation Protected Security

TOPIX – Tokyo Price Index

TSX – Toronto Stock Exchange

ULSD – Ultra-Low Sulfur Diesel

WTI – West Texas Intermediate

COUNTRY BREAKDOWN1

February 28, 2023 (unaudited)

73.4%	United States
3.7%	Luxembourg
3.3%	Canada
1.7%	United Kingdom
1.3%	France
1.0%	Switzerland
1.0%	Germany
0.7%	Mexico
0.6%	Sweden
0.5%	Denmark
0.4%	Netherlands
0.4%	Italy
0.4%	Spain
1.5%	Other
10.1%	Short-Term Investments

100.0%	Total Investments

[1]

The Fund’s country breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time. The Fund also enters into derivative transactions, which may be used for hedging or investment purposes (see “Portfolio of Investments” section of the report for additional details). “Other” country weightings represent 0.4% or less in the following: Australia, Austria, Belgium, Bermuda, Brazil, Chile, Colombia, Finland, Hong Kong, Ireland, Japan, Jordan, Norway, Portugal, Puerto Rico, South Africa, Turkey, United Arab Emirates and Zambia.

AB Global Risk Allocation Fund, Inc.

February 28, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2023:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Inflation-Linked Securities	$—	$81,815,054	$—		$81,815,054
Common Stocks:
Information Technology	9,881,052	804,747	3,813		10,689,612
Financials	6,373,633	2,701,134	39,580		9,114,347
Health Care	5,456,902	1,851,284	—		7,308,186
Industrials	5,324,949	1,613,573	30,859		6,969,381
Consumer Staples	4,368,915	1,664,761	147,850		6,181,526
Materials	3,771,764	1,533,605	—		5,305,369
Consumer Discretionary	3,954,963	1,281,610	—		5,236,573
Utilities	2,899,233	1,581,105	—		4,480,338
Energy	2,385,395	1,144,820	—		3,530,215
Communication Services	1,819,411	776,200	—		2,595,611
Real Estate	1,939,562	367,137	—		2,306,699
Investment Companies	13,914,827	—	0	(a)	13,914,827
Governments - Sovereign Bonds	—	1,144,063	—		1,144,063
Warrants	7,400	—	—		7,400
Preferred Stocks	2,345	—	—		2,345
Short-Term Investments	18,142,184	—	—		18,142,184
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	2,249,514	—	—		2,249,514

Total Investments in Securities	82,492,049	98,279,093	222,102	(a)	180,993,244
Other Financial Instruments(b):
Assets:
Futures	1,005,758	—	—		1,005,758
Forward Currency Exchange Contracts	—	2,859,277	—		2,859,277
Centrally Cleared Interest Rate Swaps	—	1,776,995	—		1,776,995
Centrally Cleared Credit Default Swaps	—	385,267	—		385,267
Liabilities:
Futures	(1,855,316)	—	—		(1,855,316)
Forward Currency Exchange Contracts	—	(2,676,825)	—		(2,676,825)
Centrally Cleared Interest Rate Swaps	—	(4,761,332)	—		(4,761,332)

Total	$81,642,491	$95,862,475	$222,102	(a)	$177,727,068

(a)	The Fund held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2023 is as follows:

Fund	Market Value 11/30/2022 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$60,865	$40,955	$83,678	$18,142	$368
Government Money Market Portfolio*	33	16,401	14,184	2,250	12
Total	$60,898	$57,356	$97,862	$20,392	$380

*	Investments of cash collateral for securities lending transactions.